EMPLOYEE BENEFIT PLANS, Actuarial Assumptions (Details) - Pension Plan - UK Pension Plan	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Employee Benefit Plans [Abstract]
Discount rate	1.90%	1.90%	2.60%	2.40%
Expected long-term rate of return on assets	2.80%	2.80%	3.60%	4.40%
Pension increase rate	2.80%	2.80%	2.90%	3.00%